Schedule of effective income tax rate reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax	$ 1,788	¥ 12,502	¥ 29,918	¥ 70,301
Expected taxation at PRC statutory tax rate		2,593	7,479	17,575
Impact of preferential tax rates		(3,525)	(5,898)	(6,711)
Research and development super-deduction		(15,466)	(20,148)	(18,676)
Effect of True up to Tax Return		15,843	(345)	258
Non-deductible expenses		7	10
Effect of income tax rate differences in jurisdictions other than the PRC		176	1,836	10
Change in valuation allowance		2,842	7,160	(336)
Others		177	(261)
Total	$ 379	¥ 2,647	¥ (10,167)	¥ (7,880)